SHAREHOLDERS' EQUITY AND NET INCOME PER COMMON SHARE, Earnings Per Share Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Reconciliation [Abstract]
Net income		$ 62,895	$ 56,152	$ 46,435
Weighted average shares outstanding (in shares)	[1]	21,585,000	21,977,000	22,894,000
Stock units for deferred compensation plan for non-employee directors (in shares)		121,000	121,000	132,000
Effect of stock options (in shares)		69,000	90,000	115,000
Performance share units (in shares)		32,000	33,000	42,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		21,807,000	22,221,000	23,183,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 2.91	$ 2.56	$ 2.03
Diluted (in dollars per share)		$ 2.88	$ 2.53	$ 2.00
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	0	0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.